Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.56%
Aerospace & Defense–5.81%
Arxis, Inc.(b)	475,845	$21,379,716
Carpenter Technology Corp.	116,253	54,520,332
Curtiss-Wright Corp.	174,435	130,409,350
Embraer S.A., ADR (Brazil)	986,583	56,975,168
Mercury Systems, Inc.(b)	1,123,320	125,474,844
VSE Corp.	362,085	67,040,038
		455,799,448
Aluminum–1.14%
Century Aluminum Co.(b)	1,351,970	89,189,461
Apparel Retail–0.86%
Boot Barn Holdings, Inc.(b)	397,612	67,542,350
Apparel, Accessories & Luxury Goods–0.67%
Gildan Activewear, Inc. (Canada)	865,389	52,771,421
Application Software–1.69%
Terawulf, Inc.(b)	5,167,239	132,074,629
Asset Management & Custody Banks–1.19%
Acadian Asset Management, Inc.	266,158	19,245,885
WisdomTree, Inc.	3,878,557	73,886,511
		93,132,396
Automotive Parts & Equipment–3.56%
Dana, Inc.	1,505,380	53,305,506
Garrett Motion, Inc. (Switzerland)	2,658,323	87,086,661
Modine Manufacturing Co.(b)	498,255	138,968,302
		279,360,469
Biotechnology–6.83%
Arrowhead Pharmaceuticals, Inc.(b)	441,799	34,420,560
BridgeBio Pharma, Inc.(b)	1,315,232	87,147,272
Cogent Biosciences, Inc.(b)	741,356	25,917,806
Halozyme Therapeutics, Inc.(b)	1,254,102	83,447,947
Madrigal Pharmaceuticals, Inc.(b)	119,197	59,273,092
Mirum Pharmaceuticals, Inc.(b)	295,628	30,006,242
Nuvalent, Inc., Class A(b)	245,256	27,073,810
Protagonist Therapeutics, Inc.(b)	810,087	80,652,262
Rhythm Pharmaceuticals, Inc.(b)	356,869	31,518,670
Twist Bioscience Corp.(b)	822,247	54,983,657
Xenon Pharmaceuticals, Inc. (Canada)(b)	391,284	21,414,973
		535,856,291
Building Products–0.65%
AZZ, Inc.	377,764	51,190,800
Cargo Ground Transportation–2.54%
ArcBest Corp.	441,225	60,311,045
Knight-Swift Transportation Holdings, Inc.	1,831,961	138,551,211
		198,862,256
Casinos & Gaming–0.46%
Rush Street Interactive, Inc.(b)	1,419,290	35,964,809
Shares		Value
Communications Equipment–1.63%
Viavi Solutions, Inc.(b)	2,628,566	$127,643,165
Construction & Engineering–6.36%
Argan, Inc.	149,826	99,936,938
Construction Partners, Inc., Class A(b)	754,046	87,823,738
Everus Construction Group, Inc.(b)	773,242	115,035,212
Legence Corp., Class A(b)	237,307	19,872,088
Sterling Infrastructure, Inc.(b)	204,489	176,032,311
		498,700,287
Construction Machinery & Heavy Transportation Equipment– 0.50%
Atmus Filtration Technologies, Inc.	843,416	39,455,001
Consumer Finance–1.09%
Enova International, Inc.(b)	528,048	85,285,033
Copper–0.72%
ERO Copper Corp. (Brazil)(b)	1,853,528	56,421,392
Diversified Metals & Mining–0.60%
MP Materials Corp.(b)(c)	726,054	46,975,694
Electrical Components & Equipment–1.13%
Powell Industries, Inc.	311,958	88,727,094
Electronic Equipment & Instruments–3.10%
Advanced Energy Industries, Inc.	430,776	130,171,891
Cognex Corp.	1,718,515	113,164,213
		243,336,104
Electronic Manufacturing Services–6.56%
Fabrinet (Thailand)(b)	277,710	181,666,774
Sanmina Corp.(b)	563,557	146,372,660
TTM Technologies, Inc.(b)	1,073,977	186,571,284
		514,610,718
Environmental & Facilities Services–0.24%
CECO Environmental Corp.(b)	245,725	18,367,944
Gold–0.50%
Orla Mining Ltd. (Canada)	2,907,702	38,992,284
Health Care Equipment–0.91%
Glaukos Corp.(b)	425,202	43,944,627
LeMaitre Vascular, Inc.	286,672	27,133,505
		71,078,132
Health Care Facilities–0.54%
Encompass Health Corp.	398,885	42,221,977
Health Care Services–5.10%
BillionToOne, Inc.(b)(c)	190,331	18,840,866
BrightSpring Health Services, Inc.(b)	2,986,274	184,193,380
GMR Solutions Inc.(b)	1,305,894	16,323,675
Guardant Health, Inc.(b)	1,058,225	137,241,200
RadNet, Inc.(b)	785,552	43,621,703
		400,220,824
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Health Care Technology–0.44%
Heartflow, Inc.(b)	1,116,228	$34,580,743
Heavy Electrical Equipment–2.24%
Bloom Energy Corp., Class A(b)	203,618	58,031,130
Forgent Power Solutions, Inc.(b)	2,145,477	117,271,773
		175,302,903
Industrial Machinery & Supplies & Components–3.70%
Enpro, Inc.	124,247	38,142,586
ESCO Technologies, Inc.	440,778	128,663,098
Helios Technologies, Inc.	481,166	39,980,083
SPX Technologies, Inc.(b)	384,951	83,403,484
		290,189,251
Investment Banking & Brokerage–2.95%
Evercore, Inc., Class A	320,054	109,093,607
Marex Group PLC (United Kingdom)	1,156,701	61,235,751
Piper Sandler Cos.	780,215	61,176,658
		231,506,016
Life Sciences Tools & Services–0.48%
Repligen Corp.(b)	305,172	37,826,069
Managed Health Care–0.84%
Alignment Healthcare, Inc.(b)	4,299,086	65,861,998
Marine Transportation–0.72%
Kirby Corp.(b)	398,833	56,071,931
Oil & Gas Equipment & Services–2.76%
Archrock, Inc.	2,002,850	67,075,447
Liberty Energy, Inc., Class A	1,389,408	40,654,078
TechnipFMC PLC (United Kingdom)	1,591,800	108,910,956
		216,640,481
Oil & Gas Exploration & Production–1.47%
Chord Energy Corp.	876,179	115,541,725
Oil & Gas Refining & Marketing–0.42%
Par Pacific Holdings, Inc.(b)	582,276	32,700,620
Oil & Gas Storage & Transportation–0.66%
Golar LNG Ltd. (Cameroon)	1,042,240	51,851,440
Other Specialty Retail–1.48%
Five Below, Inc.(b)	510,942	116,167,773
Pharmaceuticals–2.94%
Axsome Therapeutics, Inc.(b)	468,539	109,863,025
Ligand Pharmaceuticals, Inc.(b)	519,159	120,424,121
		230,287,146
Regional Banks–1.44%
Ameris Bancorp	960,969	81,019,296
Texas Capital Bancshares, Inc.(b)	321,096	31,945,841
		112,965,137
Renewable Electricity–0.54%
Fervo Energy Co.(b)	1,161,171	42,568,529
Shares		Value
Research & Consulting Services–0.64%
Planet Labs PBC(b)	981,446	$50,191,148
Semiconductor Materials & Equipment–4.99%
MKS, Inc.	443,921	143,945,824
Nova Ltd. (Israel)(b)	268,005	134,626,952
Onto Innovation, Inc.(b)	436,589	112,744,743
		391,317,519
Semiconductors–9.19%
Allegro MicroSystems, Inc.(b)	2,111,037	101,055,341
Lattice Semiconductor Corp.(b)	1,187,714	174,688,975
MACOM Technology Solutions Holdings, Inc.(b)	488,236	178,030,375
SiTime Corp.(b)	180,625	128,279,875
Tower Semiconductor Ltd. (Israel)(b)	542,560	138,477,589
		720,532,155
Specialty Chemicals–1.00%
Element Solutions, Inc.	1,846,205	78,334,478
Steel–1.21%
ATI, Inc.(b)	542,814	95,079,300
Systems Software–1.07%
JFrog Ltd.(b)	1,055,949	83,926,827
Total Common Stocks & Other Equity Interests (Cost $4,822,293,422)		7,493,223,168
Money Market Funds–3.82%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e)	104,722,992	104,722,992
Invesco Treasury Portfolio, Institutional Class, 3.52%(d)(e)	194,484,375	194,484,375
Total Money Market Funds (Cost $299,207,367)		299,207,367
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.38% (Cost $5,121,500,789)		7,792,430,535
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.07%
Invesco Private Government Fund, 3.58%(d)(e)(f)	23,329,126	23,329,126
Invesco Private Prime Fund, 3.75%(d)(e)(f)	60,545,671	60,557,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,882,222)		83,886,906
TOTAL INVESTMENTS IN SECURITIES–100.45% (Cost $5,205,383,011)		7,876,317,441
OTHER ASSETS LESS LIABILITIES—(0.45)%		(35,142,878)
NET ASSETS–100.00%		$7,841,174,563
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,351,814	$789,482,493	$(701,111,315)	$-	$-	$104,722,992	$1,877,042
Invesco Treasury Portfolio, Institutional Class	30,366,474	1,466,181,773	(1,302,063,872)	-	-	194,484,375	3,453,821
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	237,574,011	(214,244,885)	-	-	23,329,126	665,226*
Invesco Private Prime Fund	-	539,506,107	(478,931,089)	4,684	(21,922)	60,557,780	1,817,497*
Total	$46,718,288	$3,032,744,384	$(2,696,351,161)	$4,684	$(21,922)	$383,094,273	$7,813,586

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,493,223,168	$—	$—	$7,493,223,168
Money Market Funds	299,207,367	83,886,906	—	383,094,273
Total Investments	$7,792,430,535	$83,886,906	$—	$7,876,317,441
Invesco Discovery Fund